Fair Value of Measurements - Assets and liabilities that are measured at fair value on a recurring basis (Details) - Graf Acquisition Corp. IV [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets - Investments held in Trust Account:
Marketable securities held in Trust Account	$ 63,529,895	$ 173,488,201	$ 171,656,153
Liabilities
Derivative Warrant liability	944,310	424,940	5,571,410
cash balance held Trust Account		1,264	1,153
Demand deposit account
Assets - Investments held in Trust Account:
Marketable securities held in Trust Account	0	602,742
Level 1 | U.S. Treasury Securities
Assets - Investments held in Trust Account:
Marketable securities held in Trust Account		172,885,459	171,656,153
Level 1 | Money market funds
Assets - Investments held in Trust Account:
Marketable securities held in Trust Account		602,742
Level 3 | Private Placement Warrants
Liabilities
Derivative Warrant liability	$ 944,310	$ 424,940	$ 5,571,410